UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           04/18/02
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total:  47355



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101      326 80000.000SH       SOLE                80000.000
AOL Time Warner Inc            Common           00184A105      335 14175.000SH       SOLE                14175.000
AT&T Wireless Services Inc     Common           001957406      783 87500.000SH       SOLE                87500.000
Affymetrix Corporation         Common           00826T108      611 21100.000SH       SOLE                21100.000
Agile Software Corp.           Common           00846X105      247 20400.000SH       SOLE                20400.000
Agilent Technologies           Common           00846U101      981 28049.000SH       SOLE                28049.000
American Water Works Company I Common           030411102      263 6000.000 SH       SOLE                 6000.000
Applied Materials              Common           038222105      242 4450.000 SH       SOLE                 4450.000
Baxter International Inc       Common           071813109      509 8550.000 SH       SOLE                 8550.000
Boeing Co.                     Common           097023105      241 5000.000 SH       SOLE                 5000.000
Bristol Myers Squibb Company   Common           110122108      628 15500.000SH       SOLE                15500.000
Charming Shops                 Common                          721 91000.000SH       SOLE                91000.000
Check Point Software Tech      Common           M22465104      771 25350.000SH       SOLE                25350.000
CheckFree Corporation          Common           162813109      177 11515.000SH       SOLE                11515.000
Chippac Inc 'A'                Common           169657103      280 28500.000SH       SOLE                28500.000
Cisco Corp.                    Common           17275R102      832 49122.000SH       SOLE                49122.000
Clarent Corp.                  Common                            0 10000.000SH       SOLE                10000.000
Commerce One                   Common           200693109       40 25704.000SH       SOLE                25704.000
Corixa Corp                    Common           21887F100       77 12460.000SH       SOLE                12460.000
Cornerstone Realty Income Trus Common           21922V102      111 10000.000SH       SOLE                10000.000
Crown Cork & Seal Company Inc. Common                          179 20000.000SH       SOLE                20000.000
Dendreon Corp                  Common                          307 49600.000SH       SOLE                49600.000
Ditech Communications          Common           25500M103      417 93350.000SH       SOLE                93350.000
Divine Inc. A                  Common                          306 612884.590SH      SOLE               612884.590
Duke Power Company             Common           264399106      378 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      283 6000.000 SH       SOLE                 6000.000
Dynegy Inc.                    Common                          435 15000.000SH       SOLE                15000.000
East-West Bancorp              Common           27579r107      293 10000.000SH       SOLE                10000.000
Entrust Technologies           Common           293848107     2567 505384.000SH      SOLE               505384.000
Gemstar International Group Lt Common           36866W106      167 11260.000SH       SOLE                11260.000
Genentech Inc - New            Common           368710406      772 15300.000SH       SOLE                15300.000
General Electric               Common           369604103     1011 27000.000SH       SOLE                27000.000
Guidant Corp.                  Common           401698105      663 15307.000SH       SOLE                15307.000
Hewlett Packard Company        Common           428236103      307 17130.000SH       SOLE                17130.000
Hitachi Ltd                    Common                          294 4000.000 SH       SOLE                 4000.000
I 2 Technologies               Common           465754109       61 12100.000SH       SOLE                12100.000
Imperial Oil                   Common           453038408      269 9000.000 SH       SOLE                 9000.000
Infocus Corp                   Common                          182 10000.000SH       SOLE                10000.000
Intel Corp.                    Common           458140100      629 20700.000SH       SOLE                20700.000
International Business Machine Common           459200101      208 2000.000 SH       SOLE                 2000.000
Interwoven Inc                 Common           46114T102      137 27500.000SH       SOLE                27500.000
Intuit Corp.                   Common           461202103      211 5500.000 SH       SOLE                 5500.000
JD Edwards                     Common           281667105      180 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     2055 31647.000SH       SOLE                31647.000
Korn/Ferry Intl                Common                          298 30000.000SH       SOLE                30000.000
Kraft Foods Inc                Common                          232 6000.000 SH       SOLE                 6000.000
Kyocera Corp                   Common                          350 5000.000 SH       SOLE                 5000.000
Legato Systems Inc.            Common           524651106      356 39550.000SH       SOLE                39550.000
MCI Worldcom Inc.              Common           98157D106      206 30600.000SH       SOLE                30600.000
Matsushita Elec                Common                          750 60700.000SH       SOLE                60700.000
McKesson HBOC Inc.             Common           58155q103      397 10600.000SH       SOLE                10600.000
Medimmune                      Common           584699102      291 7391.000 SH       SOLE                 7391.000
Mercury Interactive            Common           589405109      463 12300.000SH       SOLE                12300.000
MetaSolv Software, Inc         Common           591393103      405 53800.000SH       SOLE                53800.000
Micromuse Inc                  Common                          175 20000.000SH       SOLE                20000.000
Microsoft Corporation          Common           594918104      337 5590.000 SH       SOLE                 5590.000
Millenium Pharmaceutical       Common           599902103      301 13500.000SH       SOLE                13500.000
Motorola, Inc.                 Common           620076109      502 35330.000SH       SOLE                35330.000
Mutual Risk Management         Common                           55 64900.000SH       SOLE                64900.000
National Instruments           Common           636518102     1377 32917.000SH       SOLE                32917.000
Nextel Communications, Inc.    Common           65332V103       86 16000.000SH       SOLE                16000.000
Nokia Corporation              Common           654902204      622 30000.000SH       SOLE                30000.000
Nortel Networks                Common           656568102       45 10000.000SH       SOLE                10000.000
OfficeMax Inc.                 Common                          344 61600.000SH       SOLE                61600.000
P S C Inc.                     Common           69361E107      639 1083050.000SH     SOLE              1083050.000
PepsiCo Incorporated           Common           713448108      239 4650.000 SH       SOLE                 4650.000
Peregrine Systems              Common           71366Q101      190 20000.000SH       SOLE                20000.000
PerkinElmer                    Common           714046109      731 39500.000SH       SOLE                39500.000
Pfizer Inc.                    Common           717081103      346 8700.000 SH       SOLE                 8700.000
Pharmacia Corp.                Common           71713u102      270 6000.000 SH       SOLE                 6000.000
Phillips Petroleum             Common           718507106      314 5000.000 SH       SOLE                 5000.000
Proctor and Gamble             Common           742718109      901 10000.000SH       SOLE                10000.000
Providian Financial            Common           74406A102     1200 159000.000SH      SOLE               159000.000
Qualcomm                       Common           747525103      322 8550.000 SH       SOLE                 8550.000
Schlumberger Ltd.              Common           806857108      235 4000.000 SH       SOLE                 4000.000
Siebel                         Common           826170102      266 8150.000 SH       SOLE                 8150.000
Smart Force (Formerly CBT Grou Common           83170A206      584 55575.000SH       SOLE                55575.000
Sony Corp.                     Common           835699307      517 10000.000SH       SOLE                10000.000
Sprint Corporation             Common           852061100      161 10500.000SH       SOLE                10500.000
Storagenetworks Inc.           Common           86211E103      131 37500.000SH       SOLE                37500.000
Sun Microsystems               Common           866810104      115 13000.000SH       SOLE                13000.000
Sycamore Networks              Common           871206108       39 10000.000SH       SOLE                10000.000
Sylvan Learning System         Common           871399101      325 11500.000SH       SOLE                11500.000
Symbol Technologies            Common           871508107     2366 210525.000SH      SOLE               210525.000
T/R Systems Inc.               Common           87263u102       37 16000.000SH       SOLE                16000.000
TIBCO Software                 Common           88632Q103      760 64650.000SH       SOLE                64650.000
Texas Instruments              Common           882508104      759 22920.000SH       SOLE                22920.000
The Gap                        Common           364760108      819 54480.000SH       SOLE                54480.000
Transwitch                     Common                          228 70000.000SH       SOLE                70000.000
Tripath Technology             Common           89672P104      356 211700.000SH      SOLE               211700.000
Tyco International Ltd.        Common           902124106      275 8500.000 SH       SOLE                 8500.000
US Industries Inc              Common                          761 200200.000SH      SOLE               200200.000
UTStarcom Inc                  Common                          420 16000.000SH       SOLE                16000.000
Veeco Corp.                    Common           922417100      298 8525.000 SH       SOLE                 8525.000
Viasat, Inc.                   Common           92552V100      725 51700.000SH       SOLE                51700.000
Vivendi Universal              Common                          866 22500.000SH       SOLE                22500.000
Wal Mart                       Common           931142103      552 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      240 10400.000SH       SOLE                10400.000
Williams Communications Group, Common                            2 11102.000SH       SOLE                11102.000
Williams Companies             Common           969457100      318 13500.000SH       SOLE                13500.000
Wind River Systems, Inc.       Common           973149107      492 36200.000SH       SOLE                36200.000
Xilinx, Inc.                   Common           983919101      293 7346.000 SH       SOLE                 7346.000
Zion Bancorp                   Common           989701107      326 5500.000 SH       SOLE                 5500.000
Zomax                          Common           989929104      858 117600.000SH      SOLE               117600.000